METROPOLITAN WEST FUNDS

                  Ultra Short Bond Fund - Class M
             Low Duration Bond Fund - Class M and Class I
             Total Return Bond Fund - Class M and Class I
             Intermediate Bond Fund - Class M and Class I
              High Yield Bond Fund - Class M and Class I
                   Strategic Income Fund - Class M
                        AlphaTrak 500 Fund


                 Supplement dated October 28, 2003
                to Prospectuses dated July 31, 2003

	The information below supplements and replaces any contrary information contained in the Prospectuses.

	Effective November 10, 2003, the bank information for wire purchases has changed. Please send all future Federal wires for purchases of Metropolitan West Funds to:

PNC Bank
ABA No. 031000053 for PFPC
Account No. 86-0690-5863
Credit:  (Name of Fund and Share Class)
FBO:  (Shareholder name and account number)






                   INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THE PROSPECTUS FOR FUTURE REFERENCE.